Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Revenue received from major related parties

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Revenues:
Related Party A	627	204	315	49
Related Party B	731	678	888	139
Related Party E	280	949	126	20
Other Investees	1,394	1,015	1,038	163

Total	3,032	2,846	2,367	371

Amounts due from/due to related parties
Expect for the
non-trade
balances as of December 31, 2020 and 2021 relate to transactions disclosed below, amounts due from/due to related parties arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Related Party A (i)	22	22	3
Related Party B (ii)	306	375	59
Related Party E (iii)	212	—	—
Related Party D (xii)	—	514	81
Other related parties (iv)	186	457	72

Total	726	1,368	215

Amounts due from related parties, non-current:
Related Party B (ii)	3,398	3,405	534
Other related parties (v)	40	82	13

Total	3,438	3,487	547

Amounts due to related parties, current:
Related Party A (vi)	50	37	6
Related Party B (vii)	489	457	72
Related Party F (viii)	175	305	48
Other related parties (ix)	610	965	151

Total	1,324	1,764	277

Amounts due to related parties, non-current:
Related Party B (x)	3,216	3,139	493
Related Party F (viii)	325	128	20
Other related parties (xi)	2	1	—

Total	3,543	3,268	513

(i)	The balances mainly represent amounts arising from online marketing services, cloud services and other services the Company provided to Related Party A.
(ii)	The balances represent non-trade long-term loans due from Related Party B with interest rates ranging from 0.00% to 0.50%, and amounts arising from services the Company provided to Related Party B .
(iii)
The balances mainly represent amounts arising from services including online marketing services and cloud services the Company provided to Related Party E. Related Party E ceases to be a related party from February 2021 as the Company does not have significant influence over Related Party E after its public listing.

(iv)	The balances mainly represent amounts arising from cloud services and other services the Company provided to its investees in ordinary course of business.
(v)	The balance consists of amount due from the Company’s investees in the ordinary course of business.

(vi)
The balances mainly represent amounts arising from deferred revenue relating to the future online marketing services and other services to be provided by the Company to Related Party A and business trip services provided by Related Party A.

(vii)
The balance represents amount due to Related Party B arising from services provided by Related Party B to the Company in the ordinary course of business and non-trade
loans provided by Related Party B with interest rates of nil.

(viii)	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Related Party F which is an equity method investment investee.
(ix)
The balances mainly represent amounts arising from services including advertising services and licensing of content assets provided by the Company’s investees and non-trade
amounts payable for acquiring the equity interest of the Company’s investees.

(x)	The balances mainly represent non-trade interest-free long-term loans provided by Related Party B.
(xi)	The balance mainly represents deferred revenue relating to the future services to be provided by the Company to investees.
(xii)	The balance mainly represents online marketing services provided to Related Party D.